Entity Level Disclosures and Segment Information	6 Months Ended
Jun. 30, 2023
Entity Level Disclosures and Segment Information [Abstract]
ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION

NOTE 10 - ENTITY LEVEL DISCLOSURES AND SEGMENT INFORMATION:

Management has determined the Company’s operating segments based on the information reviewed by the Company’s chief operating decision maker for the purpose of allocating resources to the segments and assessing their performance. The chief operating decision maker, who is the Company’s Chief Executive Officer, examines the performance of the operating segments based on revenues and profit (loss) before depreciation, amortization and impairment of intangible assets, interest and tax, as further adjusted for the effect of impairment of goodwill, contingent consideration adjustments, share-based payments and other adjustments, as applicable (“adjusted EBITDA”). Starting 2023, the Company operates in two main segments, which are the enterprise internet access segment and the consumer internet access segment, and the enterprise cybersecurity segment is no longer material. Accordingly, the enterprise cybersecurity segment is presented as “other” segment for the six months ended June 30, 2023 and 2022 (see also Note 11).

The following tables present details of the Company’s operating segments:

	Enterprise internet access	Consumer internet access	Other	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2023
	U.S. dollar in thousands

Revenues	8,428	4,236	-	12,664

Adjusted operating profit	2,219	73	-	-	2,292

Non-attributable corporate expenses					(1,123)
Share-based payments					(599)
Impairment of goodwill					(6,311)
Depreciation, amortization and impairment					(3,002)
Operating loss					(8,743)
Financial expenses, net					116
Tax benefit					238
Net loss for the period					(8,389)

	Consumer internet access	Enterprise internet access	Other	Consolidated	Adjustment to net loss for the period
	Six months ended June 30, 2022
	U.S. dollar in thousands

Revenue	4,990	3,667	141	8,798

Adjusted operating loss	(1,742)	*(2,371)	(678)	-	(4,791)

Non-attributable corporate costs					(774)
Depreciation and amortization					(878)
Share-based payments					(1,014)
Impairment of goodwill					(569)
Operating loss					(8,026)
Financial expenses, net					(10)
Tax benefit					151
Net loss for the period					(7,885)

*	Including legal expenses related to Bright Data action, see also Note 8.